SIGNIFICANT ACCOUNTING POLICIES - Schedule of Antidilutive Equity Awards Not Included in the Calculation of EPS (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Outstanding stock options and RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	3,401,478	2,335,019
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	27,509	27,509